UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-42


                             Scudder Portfolio Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  1/31
                          ----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Income Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                     Amount ($)(a)              Value ($)
                                                                               -------------------------------------------

Corporate Bonds 18.0%
Consumer Discretionary 2.0%
Adesa, Inc., 7.625%, 6/15/2012                                                           135,000                  141,075
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                     160,000                  155,600
Cablevision Systems New York Group:
144A, 6.669%*, 4/1/2009                                                                  185,000                  195,175
144A, 8.0%, 4/15/2012                                                                     30,000                   32,250
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                           150,000                  167,625
Carrols Corp., 9.5%, 12/1/2008                                                           105,000                  108,281
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                  240,000                  257,400
Comcast Cable Communications, Inc.:
6.2%, 11/15/2008                                                                       1,500,000                1,635,766
8.375%, 3/15/2013                                                                      2,789,000                3,421,827
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                           2,000,000                2,353,024
CSC Holdings, Inc., 7.875%, 12/15/2007                                                   280,000                  301,700
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                        596,000                  740,530
DIMON, Inc.:
6.25%, 3/31/2007                                                                          40,000                   37,500
7.75%, 6/1/2013                                                                           65,000                   64,675
Series B, 9.625%, 10/15/2011                                                             460,000                  491,050
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                               50,000                   51,563
Series D, 9.0%, 5/1/2009                                                                 125,000                  119,687
EchoStar DBS Corp.:
6.375%, 10/1/2011                                                                        130,000                  134,712
144A, 6.625%, 10/1/2014                                                                   55,000                   56,238
Foot Locker, Inc., 8.5%, 1/15/2022                                                       120,000                  128,400
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                              195,000                  186,225
General Motors Corp., 8.25%, 7/15/2023                                                   175,000                  182,297
Jacobs Entertainment Co., 11.875%, 2/1/2009                                              325,000                  370,500
Kellwood Co., 7.625%, 10/15/2017                                                         105,000                  115,861
LIN Television Corp., 6.5%, 5/15/2013                                                     85,000                   87,550
Mediacom LLC, 9.5%, 1/15/2013                                                            290,000                  284,200
MGM MIRAGE, 8.375%, 2/1/2011 (d)                                                         310,000                  349,525
NCL Corp., 144A, 10.625%, 7/15/2014                                                      155,000                  161,200
PEI Holding, Inc., 11.0%, 3/15/2010                                                      210,000                  243,863
Petro Stopping Centers, 9.0%, 2/15/2012                                                  270,000                  288,900
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                               145,000                  154,425
PRIMEDIA, Inc.:
144A, 7.665%*, 5/15/2010                                                                 195,000                  202,312
8.875%, 5/15/2011                                                                        135,000                  140,738
Rent-Way, Inc., 11.875%, 6/15/2010                                                       110,000                  122,650
Schuler Homes, Inc., 10.5%, 7/15/2011                                                    255,000                  293,250
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                          395,000                  414,750
8.75%, 12/15/2011                                                                        195,000                  212,550
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                275,000                  290,812
Tele-Communications, Inc., 9.875%, 6/15/2022                                             475,000                  663,669
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                       320,000                  297,600
7.875%, 4/15/2013                                                                        240,000                  240,600
TRW Automotive, Inc., 11.0%, 2/15/2013                                                   260,000                  309,400
United Auto Group, Inc., 9.625%, 3/15/2012                                               225,000                  250,313
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                             170,000                  195,288
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                85,000                   85,000
Visteon Corp.:
7.0%, 3/10/2014                                                                           95,000                   89,300
8.25%, 8/1/2010                                                                          205,000                  213,200
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                        170,000                  181,050
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                215,000                  206,400
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011                                         165,000                  156,750
                                                                                                              -----------
                                                                                                               17,584,256

Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                  57,000                   59,422
B&G Foods, Inc., 8.0%, 10/1/2011                                                          45,000                   47,475
Gold Kist, Inc., 10.25%, 3/15/2014                                                        88,000                   98,560
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012                                               80,000                   81,200
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013                                     210,000                  198,450
Standard Commercial Corp., 8.0%, 4/15/2012                                               150,000                  154,500
Swift & Co., 12.5%, 1/1/2010                                                             160,000                  178,000
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                       95,000                  102,600
Wornick Co., 144A, 10.875%, 7/15/2011                                                    180,000                  194,400
                                                                                                              -----------
                                                                                                                1,114,607

Energy 1.9%
Avista Corp., 9.75%, 6/1/2008                                                            280,000                  330,496
CenterPoint Energy Resources Corp., Series B,
7.875%, 4/1/2013                                                                       1,190,000                1,422,591
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                        130,000                  139,100
9.0%, 8/15/2012                                                                          130,000                  149,825
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                            235,000                  239,113
Duke Capital LLC, 4.302%, 5/18/2006                                                    4,330,000                4,404,433
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                           195,000                  221,569
Edison Mission Energy, 7.73%, 6/15/2009                                                  300,000                  319,500
El Paso Production Holding Corp., 7.75%, 6/1/2013                                        200,000                  208,500
Enterprise Products Operating LP, 7.5%, 2/1/2011                                       1,194,000                1,369,746
Halliburton Co., 5.5%, 10/15/2010 (d)                                                  6,190,000                6,545,393
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                    215,000                  218,225
Pride International, Inc., 144A, 7.375%, 7/15/2014                                        25,000                   28,125
Southern Natural Gas, 8.875%, 3/15/2010                                                  165,000                  185,831
Stone Energy Corp., 8.25%, 12/15/2011                                                    270,000                  292,950
Williams Cos., Inc.:
8.125%, 3/15/2012                                                                        270,000                  317,250
8.75%, 3/15/2032                                                                         215,000                  244,025
                                                                                                              -----------
                                                                                                               16,636,672

Financials 6.7%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016                                           3,100,000                3,616,237
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                 325,000                  342,062
American General Finance Corp., Series I, 3.875%, 10/1/2009                            7,450,000                7,392,598
AmeriCredit Corp., 9.25%, 5/1/2009                                                       390,000                  414,375
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                     280,000                  286,300
Capital One Bank, 5.75%, 9/15/2010                                                       570,000                  609,129
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                              120,000                  124,200
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                           285,000                  300,675
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                       270,000                  314,849
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                        2,252,000                2,323,276
6.875%, 2/1/2006                                                                      11,652,000               12,114,305
General Electric Capital Corp., 2.8%, 1/15/2007                                        6,123,000                6,095,906
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                      1,015,000                1,024,937
6.875%, 9/15/2011                                                                      3,947,000                4,108,768
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                            2,540,000                2,516,934
HSBC Bank USA, 5.875%, 11/1/2034                                                       1,045,000                1,048,620
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                                  2,335,000                2,438,543
Pennsylvania Mutual Life Insurance Co., 144A,
6.65%, 6/15/2034                                                                       3,485,000                3,711,107
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                      5,338,487                5,334,536
Poster Financial Group, Inc., 8.75%, 12/1/2011                                           150,000                  157,125
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014                                  1,320,000                1,323,522
PXRE Capital Trust I, 8.85%, 2/1/2027                                                    180,000                  180,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                         110,000                  134,475
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                              1,500,000                1,479,036
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                125,000                  131,250
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                      210,000                  175,350
UGS Corp., 144A, 10.0%, 6/1/2012                                                          95,000                  106,400
Universal City Development, 11.75%, 4/1/2010                                             285,000                  332,025
                                                                                                              -----------
                                                                                                               58,136,540

Health Care 0.6%
AmerisourceBergen Corp., 7.25%, 11/15/2012                                               100,000                  108,500
Curative Health Services, Inc., 10.75%, 5/1/2011                                         130,000                  115,700
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                    155,000                  155,775
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                     110,000                  114,675
Highmark, Inc., 144A, 6.8%, 8/15/2013                                                  3,655,000                3,975,368
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                               135,000                  135,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                            150,000                  130,500
National Mentor, Inc., 144A, 9.625%, 12/1/2012                                            60,000                   60,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                                655,000                  597,687
                                                                                                              -----------
                                                                                                                5,393,205

Industrials 0.9%
Allied Waste North America, Inc., Series B,
5.75%, 2/15/2011                                                                         355,000                  327,488
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                 76,000                   89,110
Auburn Hills Trust, 12.375%, 5/1/2020                                                    666,000                1,030,109
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                          105,000                   89,513
9.25%, 5/1/2021                                                                          115,000                  120,462
Cenveo Corp., 7.875%, 12/1/2013                                                          120,000                  115,800
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                             105,000                  112,350
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                 330,000                  352,688
Collins & Aikman Products, 10.75%, 12/31/2011                                            225,000                  224,438
Cornell Cos., Inc., 10.75%, 7/1/2012                                                     210,000                  218,925
Corrections Corp. of America, 9.875%, 5/1/2009                                           245,000                  275,625
Dana Corp.:
7.0%, 3/1/2029                                                                           290,000                  284,200
9.0%, 8/15/2011                                                                          215,000                  255,850
Erico International Corp., 8.875%, 3/1/2012                                              150,000                  156,750
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                               155,000                  157,954
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                      210,000                  231,525
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                             275,000                  306,625
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                              15,000                   16,950
Kansas City Southern:
7.5%, 6/15/2009                                                                          170,000                  176,800
9.5%, 10/1/2008                                                                          315,000                  350,437
Laidlaw International, Inc., 10.75%, 6/15/2011                                           180,000                  207,000
Meritage Homes Corp., 7.0%, 5/1/2014                                                     180,000                  184,725
Millennium America, Inc.:
7.625%, 11/15/2026                                                                       310,000                  297,600
9.25%, 6/15/2008                                                                         115,000                  128,225
144A, 9.25%, 6/15/2008                                                                   170,000                  189,550
Samsonite Corp., 8.875%, 6/1/2011                                                        100,000                  106,500
Sea Containers Ltd., 10.5%, 5/15/2012                                                    105,000                  108,281
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                        175,000                  174,344
Ship Finance International Ltd., 8.5%, 12/15/2013                                        305,000                  309,575
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                          200,000                  203,500
10.375%, 7/1/2012                                                                        140,000                  157,500
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                   145,000                  167,475
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                          225,000                  222,750
7.0%, 2/15/2014                                                                           95,000                   87,637
7.75%, 11/15/2013 (d)                                                                    140,000                  135,450
Westlake Chemical Corp., 8.75%, 7/15/2011                                                 94,000                  105,985
                                                                                                              -----------
                                                                                                                7,679,696

Information Technology 0.1%
Activant Solutions, Inc., 10.5%, 6/15/2011                                               180,000                  187,650
Itron, Inc., 144A, 7.75%, 5/15/2012                                                      150,000                  151,875
Lucent Technologies, Inc., 6.45%, 3/15/2029                                              410,000                  352,087
                                                                                                              -----------
                                                                                                                  691,612

Materials 1.2%
ARCO Chemical Co., 9.8%, 2/1/2020                                                        645,000                  715,950
Boise Cascade LLC:
144A, 5.005%*, 10/15/2012                                                                 50,000                   51,125
144A, 7.125%, 10/15/2014                                                                  65,000                   67,848
Caraustar Industries, Inc., 9.875%, 4/1/2011                                             110,000                  119,350
Dayton Superior Corp., 10.75%, 9/15/2008                                                 180,000                  191,700
Equistar Chemicals LP, 8.75%, 2/15/2009                                                   40,000                   44,000
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                          435,000                  503,512
9.375%, 2/1/2013                                                                         310,000                  365,025
Hercules, Inc.:
6.75%, 10/15/2029                                                                        210,000                  214,200
11.125%, 11/15/2007                                                                      130,000                  157,300
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                  235,000                  271,425
Huntsman LLC, 11.625%, 10/15/2010                                                        255,000                  300,581
IMC Global, Inc., 10.875%, 8/1/2013                                                      105,000                  132,562
International Steel Group, Inc., 6.5%, 4/15/2014                                         370,000                  395,900
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                 160,000                  177,600
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                         170,000                  187,000
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 06/15/2009                                   85,000                   75,650
11.125%, 9/1/2009                                                                        175,000                  188,125
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                          100,000                  102,500
TriMas Corp., 9.875%, 6/15/2012                                                          420,000                  430,500
United States Steel LLC, 9.75%, 5/15/2010                                                225,000                  257,625
Weyerhaeuser Co.:
6.875%, 12/15/2033                                                                     2,015,000                2,220,423
7.375%, 3/15/2032                                                                      2,940,000                3,429,487
                                                                                                              -----------
                                                                                                               10,599,388

Telecommunication Services 2.2%
AT&T Corp., 8.0%, 11/15/2031                                                             140,000                  162,050
BellSouth Corp., 5.2%, 9/15/2014                                                       1,560,000                1,591,401
Cincinnati Bell, Inc., 8.375%, 1/15/2014 (d)                                             580,000                  553,900
Dobson Cellular Systems, Inc.:
144A, 6.96%*, 11/1/2011                                                                   85,000                   87,338
144A, 8.375%, 11/1/2011                                                                   60,000                   61,875
GCI, Inc., 7.25%, 2/15/2014                                                              200,000                  198,000
Insight Midwest LP, 9.75%, 10/1/2009                                                     115,000                  120,894
MCI, Inc.:
6.688%, 5/1/2009                                                                         100,000                   98,625
7.735%, 5/1/2014                                                                         630,000                  607,162
Nextel Communications, Inc., 5.95%, 3/15/2014                                            145,000                  148,263
Northern Telecom Capital, 7.875%, 6/15/2026                                              355,000                  347,900
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                    310,000                  328,600
Qwest Corp.:
7.25%, 9/15/2025                                                                       1,365,000                1,248,975
144A, 7.875%, 9/1/2011                                                                   125,000                  133,125
SBC Communications, Inc.:
4.125%, 9/15/2009                                                                      5,905,000                5,934,519
5.1%, 9/15/2014                                                                        4,715,000                4,747,793
Verizon Maryland, Inc., 8.3%, 8/1/2031                                                 2,145,000                2,730,947
                                                                                                              -----------
                                                                                                               19,101,367

Utilities 2.3%
AES Corp., 144A, 8.75%, 5/15/2013                                                        115,000                  132,825
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012                                  165,000                  186,037
CMS Energy Corp., 8.5%, 4/15/2011                                                         85,000                   96,475
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                              1,405,000                1,386,734
Series B, 5.375%, 4/15/2013                                                            5,920,000                6,129,473
DPL, Inc., 6.875%, 9/1/2011                                                              505,000                  550,450
Illinova Corp., 11.5%, 12/15/2010                                                        246,000                  291,738
Midwest Generation LLC, 8.75%, 5/1/2034                                                   85,000                   96,262
Northeast Utilities, Series B, 3.3%, 6/1/2008                                          3,985,000                3,900,578
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                              160,000                  165,000
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                 575,000                  633,219
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                          110,000                  125,400
10.0%, 10/1/2009                                                                          60,000                   72,300
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                        300,000                  322,500
Xcel Energy, Inc., 7.0%, 12/1/2010                                                     5,440,000                6,202,427
                                                                                                              -----------
                                                                                                               20,291,418


Total Corporate Bonds (Cost $154,731,854)                                                                     157,228,761
                                                                                                              -----------
Foreign Bonds - US$ Denominated 11.8%
America Movil SA de CV, Series L, 5.5%, 3/1/2014                                       2,730,000                2,682,946
Antenna TV SA, 9.0%, 8/1/2007                                                            155,000                  156,550
Aries Vermogensverwaltung GmbH:
144A, Series C, 9.6%, 10/25/2014                                                         250,000                  291,875
Series C, 9.6%, 10/25/2014                                                               500,000                  584,850
Axtel SA, 11.0%, 12/15/2013                                                              245,000                  254,800
Biovail Corp., 7.875%, 4/1/2010                                                          105,000                  108,938
Burns Philp Capital Property, 10.75%, 2/15/2011                                          100,000                  112,000
Cascades, Inc., 7.25%, 2/15/2013                                                         325,000                  351,000
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                        310,000                  303,800
Conproca SA de CV, 12.0%, 6/16/2010                                                      195,000                  247,650
CP Ships Ltd., 10.375%, 7/15/2012                                                        230,000                  265,075
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                145,000                  172,188
Deutsche Telekom International Finance BV,
8.25%, 6/15/2030                                                                       5,180,000                6,835,342
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                       100,000                  110,500
Eircom Funding, 8.25%, 8/15/2013                                                         225,000                  250,312
Embratel, Series B, 11.0%, 12/15/2008                                                    175,000                  194,687
EnCana Corp., 6.5%, 8/15/2034                                                          4,010,000                4,366,084
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                       645,000                  656,193
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                   815,000                  819,075
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                       190,000                  187,625
11.0%, 8/17/2040                                                                         360,000                  406,080
Flextronics International Ltd., 6.5%, 5/15/2013                                          215,000                  225,750
Gaz Capital SA, 144A, 8.625%, 4/28/2034                                                  200,000                  222,500
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                      180,000                  207,000
Government of Ukraine, 7.65%, 6/11/2013                                                  390,000                  401,037
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                     45,000                   45,450
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011                                            60,000                   61,500
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                            260,000                  262,600
Innova S. de R.L., 9.375%, 9/19/2013                                                     180,000                  200,250
INTELSAT, 6.5%, 11/1/2013                                                                175,000                  150,068
ISPAT Inland ULC, 9.75%, 4/1/2014                                                        220,000                  267,300
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                   270,000                  307,800
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                          285,000                  319,200
LeGrand SA, 8.5%, 2/15/2025                                                              200,000                  229,500
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                  175,000                  186,407
Luscar Coal Ltd., 9.75%, 10/15/2011                                                      255,000                  290,700
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                             8,875,000                8,924,043
Millicom International Cellular SA, 144A,
10.0%, 12/1/2013                                                                         310,000                  313,100
Mizuho Financial Group:
144A, 5.79%, 4/15/2014                                                                   611,000                  635,775
8.375%, 12/29/2049                                                                     6,480,000                7,062,552
Mobifon Holdings BV, 12.5% , 7/31/2010                                                   195,000                  231,075
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                   185,000                  189,162
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                           180,000                  157,500
Nortel Networks Corp., 6.875%, 9/1/2023                                                   55,000                   51,150
Nortel Networks Ltd., 6.125%, 2/15/2006                                                  550,000                  562,375
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                         1,200,000                1,485,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                             670,006                  763,807
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011                               3,010,000                3,257,241
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                       4,330,000                4,291,099
Republic of Bulgaria, 8.25%, 1/15/2015                                                 1,550,000                1,938,120
Republic of Turkey:
7.25%, 3/15/2015                                                                          85,000                   85,000
9.0%, 6/30/2011                                                                           40,000                   44,450
9.5%, 1/15/2014                                                                          100,000                  114,750
11.75%, 6/15/2010                                                                         20,000                   24,800
11.875%, 1/15/2030                                                                       610,000                  832,650
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                   145,000                  138,475
Royal Bank of Scotland Group PLC:
Series 3, 7.816%, 11/29/2049                                                           5,769,000                6,073,257
Series 1, 9.118%, 3/31/2049                                                            8,755,000               10,775,400
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                   1,080,000                1,080,000
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                 80,000                   74,000
Series VII, 3.0%, 5/14/2011                                                              160,000                  132,208
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032                                         1,795,000                2,068,542
Secunda International Ltd., 144A, 9.76%*, 9/1/2012                                       105,000                  103,425
Shaw Communications, Inc.:
7.25%, 4/6/2011                                                                          150,000                  165,000
8.25%, 4/11/2010                                                                         350,000                  401,625
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                               125,000                  129,688
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                               75,000                   76,688
Stena AB, 9.625% , 12/1/2012                                                             120,000                  135,150
Tembec Industries, Inc., 8.5%, 2/1/2011                                                  570,000                  582,825
TFM SA de CV:
10.25%, 6/15/2007                                                                        380,000                  399,000
11.75%, 6/15/2009                                                                        295,000                  300,162
12.5%, 6/15/2012                                                                         200,000                  227,000
Tyco International Group SA:
6.875%, 1/15/2029 (d)                                                                  4,120,000                4,680,023
7.0%, 6/15/2028                                                                        1,975,000                2,258,053
United Mexican States:
Series A, 6.75%, 9/27/2034                                                             1,620,000                1,583,550
8.375%, 1/14/2011                                                                        675,000                  796,500
8.625%, 3/12/2008 (d)                                                                  7,748,000                8,879,208
Vicap SA, 11.375%, 5/15/2007                                                              15,000                   15,150
Vitro Envases Norteamerica SA, 144A,
10.75%, 7/23/2011                                                                        135,000                  133,650
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                        200,000                  193,000
Westfield Capital Corp., 144A, 5.125%, 11/15/2014                                      8,025,000                8,041,066

                                                                                                              -----------
Total Foreign Bonds - US$ Denominated (Cost $100,842,733)                                                     103,140,926

Foreign Bonds - Non US$ Denominated 6.7%
Aries Vermogensverwaltung GmbH, Series B,
7.75%, 10/25/2009                                       EUR                              750,000                1,043,457
Federal Republic of Germany, 144A, 3.25%, 4/17/2009     EUR                           28,760,000               37,058,088
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                            MXN                           43,450,000                2,971,320
Series MI10, 8.0%, 12/19/2013                           MXN                          171,298,500               13,020,081
Republic of Romania:
5.75%, 7/2/2010                                         EUR                              570,000                  780,001
8.5%, 5/8/2012                                          EUR                            1,240,000                1,974,366
Republic of Uruguay, 17.75%, 2/4/2006                   UYU                           48,300,000                1,859,420

                                                                                                              -----------
Total Foreign Bonds - Non US$ Denominated (Cost $55,758,663)                                                   58,706,733

Convertible Bond 0.0%
DIMON, Inc., 6.25%, 3/31/2007
(Cost $194,296)                                                                          210,000                  196,875
                                                                                                              -----------
Asset Backed 9.1%
Automobile Receivables 2.1%
MMCA Automobile Trust:
A4, Series 2002-3, 3.57%, 8/17/2009                                                   10,395,000               10,437,154
A4, Series 2002-2, 4.3%, 3/15/2010                                                     5,125,000                5,158,187
B, Series 2002-2, 4.67%, 3/15/2010                                                     1,407,187                1,391,958
B, Series 2002-1, 5.37%, 1/15/2010                                                     1,180,550                1,195,199
                                                                                                              -----------
                                                                                                               18,182,498

Credit Card Receivables 0.2%
Bank One Issuance Trust, "A1", Series 2002-A1,
1.98%*, 1/15/2010                                                                      2,000,000                2,004,393
                                                                                                              -----------
Home Equity Loans 5.3%
Asset Backed Securities Corp. Home Equity, "A",
Series 2003-HE2, 144A, 7.0%, 4/17/2033                                                   492,279                  494,740
Centex Home Equity:
"AF6", Series 2002-D, 4.66%, 12/25/2032                                                8,570,000                8,809,262
"AF6", Series 2000-D, 6.93%, 1/25/2031                                                 3,349,698                3,464,647
Chase Funding Mortgage Loan, "2A2", Series 2004-1
2.163%*, 12/25/2033                                                                    2,295,000                2,294,895
Countrywide Asset-Backed Certificates:
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035                                            2,788,620                2,780,977
"NOTE" Series 2003-BC3N, 144A, 8.0%, 9/25/2033                                         2,221,527                2,231,940
Countrywide Home Equity Loan Trust, "2A",
Series 2004-E, 2.13%*, 6/15/2029                                                       6,577,850                6,569,358
First Franklin Mortgage Loan Asset-Backed Certificates,
"A2", Series 2004-FF10, 2.31%*, 12/25/2032                                             5,335,000                5,346,670
Greenpoint Home Equity Loan Trust, "A",
Series 2004-4, 2.38%*, 8/25/2030                                                       5,408,653                5,408,340
Merrill Lynch Mortgage Investors, Inc., "A2B",
Series 2004-HE2, 2.29%*, 8/25/2035                                                     5,735,000                5,735,000
Renaissance NIM Trust, "A", Series 2004-A,
144A, 4.45%, 6/25/2034                                                                   942,854                  942,265
Residential Asset Securities Corp., "AI6",
Series 2000-KS1, 7.905%, 2/25/2031                                                     2,290,308                2,409,143
                                                                                                              -----------
                                                                                                               46,487,237

Miscellaneous 1.5%
BAE System 2001 Asset Trust, "B",
Series 2001, 144A, 7.156%, 12/15/2011                                                  3,913,125                4,228,696
Delta Air Lines, Inc., "G-2", Series 2002-1,
6.417%, 7/2/2012                                                                       4,204,000                4,331,955
Northwest Airlines, "G", Series 1999-3,
7.935%, 4/1/2019                                                                       3,903,447                4,318,000
                                                                                                              -----------
                                                                                                               12,878,651


Total Asset Backed (Cost $79,351,502)                                                                          79,552,779
                                                                                                              -----------

US Government Backed 8.7%
US Treasury Bond:
6.0%, 2/15/2026 (d)                                                                   29,929,000               34,543,453
6.125%, 11/15/2027                                                                       340,000                  399,686
7.5%, 11/15/2016                                                                       2,680,000                3,470,914
8.125%, 8/15/2019                                                                        500,000                  690,586
US Treasury Note:
1.5%, 3/31/2006 (d)                                                                    8,456,000                8,356,574
3.0%, 2/15/2008                                                                          800,000                  802,531
3.125%, 10/15/2008                                                                    13,660,000               13,689,888
4.25%, 8/15/2013                                                                       4,050,000                4,139,384
4.375%, 8/15/2012 (d)                                                                    780,000                  808,092
5.0%, 2/15/2011                                                                        1,850,000                1,997,711
5.75%, 8/15/2010                                                                       2,300,000                2,572,136
6.0%, 8/15/2009                                                                        2,870,000                3,216,306
6.625%, 5/15/2007                                                                      1,300,000                1,424,414

                                                                                                              -----------
Total US Government Backed (Cost $76,602,641)                                                                  76,111,675

Collateralized Mortgage Obligations 23.7%
Fannie Mae, "B", Series 1997-M5, 6.65%, 8/25/2007                                      1,902,168                2,005,950
Fannie Mae Whole Loan, "5A", Series 2004-W2,
7.5%, 3/25/2044                                                                        6,212,609                6,736,797
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019                                                     4,276,000                4,302,781
"PA", Series 2786, 3.5%, 10/15/2010                                                    4,274,000                4,302,858
"QC", Series 2694, 3.5%, 9/15/2020                                                     9,095,000                9,136,692
"MB", Series 2691, 4.0%, 4/15/2022                                                    14,500,000               14,675,647
"LA", Series 2643, 4.5%, 1/15/2011                                                     6,776,636                6,888,393
"ME", Series 2691, 4.5%, 4/15/2032                                                    10,922,000               10,558,625
"QH", Series 2694, 4.5%, 3/15/2032                                                    10,000,000                9,669,764
"1A2B", Series T-48, 4.688%, 7/25/2022                                                 1,661,927                1,666,044
"EG", Series 2836, 5.0%, 12/15/2032                                                    8,025,000                8,001,470
"JD", Series 2778, 5.0%, 12/15/2032                                                    8,098,000                8,050,807
"PD", Series 2844, 5.0%, 12/15/2032                                                    8,030,000                8,006,457
"PE", Series 2721, 5.0%, 1/15/2023                                                       345,000                  344,732
"PG", Series 2734, 5.0%, 7/15/2032                                                     6,738,000                6,725,137
"QK", Series 2513, 5.0%, 8/15/2028                                                     2,734,878                2,741,610
"TE", Series 2780, 5.0%, 1/15/2033                                                     5,868,000                5,856,809
"UE", Series 2764, 5.0%, 10/15/2032                                                    6,133,000                6,157,460
"CH", Series 2390, 5.5%, 12/15/2016                                                    2,900,000                3,026,047
"GD", Series 2497, 5.5%, 7/15/2014                                                     4,918,794                4,959,884
"PE", Series 2522, 5.5%, 3/15/2022                                                    11,050,000               11,460,968
"PE", Series 2450, 6.0%, 7/15/2021                                                     6,070,000                6,329,774
"3A", Series T-41, 7.5%, 7/25/2032                                                     2,445,777                2,652,095
Federal National Mortgage Association:
"TD", Series 2003-87, 3.5%, 4/25/2011                                                  8,400,000                8,418,425
"2A3", Series 2001-4, 4.16%, 6/25/2042                                                 4,800,000                4,831,564
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                   519,021                  518,542
"A2", Series 2002-W9, 4.7%, 8/25/2042                                                     68,728                   68,711
"2A3", Series 2003-W15, 4.71%, 8/25/2043                                               7,460,000                7,502,109
"C", Series 2002-M2, 4.717%, 8/25/2012                                                 9,425,000                9,609,563
"KY", Series 2002-55, 4.75%, 4/25/2028                                                 1,013,636                1,013,270
"OG", Series 2001-69, 5.5%, 12/25/2016                                                 2,005,750                2,088,258
"PG", Series 2002-3, 5.5%, 2/25/2017                                                   3,750,000                3,905,631
"QC", Series 2002-11, 5.5%, 3/25/2017                                                  4,270,000                4,473,311
"VD", Series 2002-56, 6.0%, 4/25/2020                                                  1,074,075                1,097,310
"A2", Series 2002-T4, 7.0%, 12/25/2041                                                 6,556,007                7,002,635
"ZQ", Series G92-9, 7.0%, 12/25/2021                                                   2,534,979                2,623,593
FHLMC Structured Pass-Through Securities,
"3A", Series T-58, 7.0%, 9/25/2043                                                     3,458,833                3,695,549
Government National Mortgage Association, "GD",
Series 2004-26, 5.0%, 11/16/2032                                                       4,994,000                4,990,679

                                                                                                              -----------
Total Collateralized Mortgage Obligations (Cost $203,366,913)                                                 206,095,951

Commercial and Non-Agency Mortgage-Backed Securities 8.2%
Bank of America Mortgage Securities, "2A6",
Series 2004-G, 4.657%*, 8/25/2034                                                      7,930,000                8,117,217
Chase Commercial Mortgage Securities Corp., "A1",
Series 2000-1, 7.656%, 4/15/2032                                                       2,631,968                2,735,736
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                     6,122,348                6,348,678
Countrywide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                   989,507                1,008,345
"7A1", Series 2004-J2, 6.0%, 12/25/2033                                                2,287,242                2,330,931
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                      3,191,911                3,434,977
GS Mortgage Securities Corp., "C",
Series 1998-C1, 6.91%, 10/18/2030                                                      3,255,000                3,607,510
Master Alternative Loan Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                  1,197,767                1,247,546
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                         4,570,046                4,600,345
Merrill Lynch Mortgage Investors, Inc.:
"A3", Series 1996-C2, 6.96%, 11/21/2028                                                6,431,003                6,784,510
"D", Series 1995-C3, 7.799%, 12/26/2025                                                5,490,000                5,666,765
Mortgage Capital Funding, Inc., "A3",
Series 1997-MC1, 7.288%, 7/20/2027                                                     4,908,355                5,117,075
PNC Mortgage Acceptance Corp., "A2",
Series 2000-C1, 7.61%, 2/15/2010                                                       5,270,000                6,087,145
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                         3,278,845                3,398,792
Washington Mutual, "A7, Series 2004-AR9,
4.267%, 8/25/2034                                                                      3,681,000                3,711,706
Washington Mutual MSC Mortgage Pass-Through,
Series, "1A1", Series 2003-MS3, 5.75%, 3/25/2033                                         398,136                  397,653
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018                                                  5,883,475                5,929,057
"1A3", Series 2002-18, 6.0%, 12/25/2032                                                1,053,961                1,068,585

                                                                                                              -----------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $71,748,196)                                                                                  71,592,573

Municipal Investments 4.5%
Brockton, MA, Core City GO, Economic Development,
Series A, 6.45%, 5/1/2017 (b)                                                          1,825,000                2,053,983
Hoboken, NJ, State GO, Series B, 5.33%, 2/1/2018 (b)                                   5,130,000                5,318,425
Illinois, State GO, 4.95%, 6/1/2023                                                    5,275,000                5,119,440
Jicarilla, NM, Apache Nation Revenue, 5.2%, 12/1/2013                                  3,555,000                3,640,427
La Quinta, CA, Redevelopment Agency Tax Allocation,
Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (b)                                    390,000                  415,428
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (b)                                   3,000,000                3,035,130
Portland, OR, River District, Renewal & Redevelopment
Revenue, Series B, 3.8%, 6/15/2012 (b)                                                 1,955,000                1,882,567
South Portland, ME, State GO, 5.1%, 3/1/2017 (b)                                       1,890,000                1,908,522
Union City, CA, Taxable Pension Obligation,
5.36%, 7/1/2014 (b)                                                                    3,920,000                4,116,784
Union County, NJ, Improvement Authority,
Student Loan Revenue, 5.29%, 4/1/2018 (b)                                              4,245,000                4,350,361
Virgin Islands, Port Authority Revenue, Port Authority,
Marine Revenue, Series B, 5.08%, 9/1/2013 (b)                                          3,600,000                3,710,664
Washington, Industrial Development Revenue, Economic
Development Financial Authority, CSC Taco LLC Project,
Series A, 3.8%, 10/1/2011 (b)                                                          1,335,000                1,302,239
West Valley City, UT, Municipal Building Authority,
Lease Revenue, Special Obligation Crossover,
7.67%, 5/1/2006                                                                        2,150,000                2,297,210

                                                                                                              -----------
Total Municipal Investments (Cost $38,458,878)                                                                 39,151,180


US Government Agency Sponsored Pass-Throughs 4.5%
Federal National Mortgage Association:
4.5%, 12/1/2018                                                                        1,569,022                1,577,346
5.0%, 3/1/2034                                                                        14,098,420               14,086,994
5.5% with various maturities from
3/1/2018 until 10/1/2018                                                               8,647,534                8,969,942
6.0%, 11/1/2017                                                                        3,540,710                3,720,429
6.5% with various maturities from
9/1/2016 until 12/1/2033                                                               9,196,192                9,702,570
8.0%, 9/1/2015                                                                         1,231,869                1,313,288

                                                                                                              -----------
Total US Government Agency Sponsored
Pass-Throughs (Cost $39,027,570)                                                                               39,370,569

Government National Mortgage Association 1.2%
5.0%, 9/20/2033                                                                        4,382,178                4,398,713
6.5%, 11/20/2033                                                                       3,041,084                3,216,607
7.0%, 12/15/2008                                                                       2,294,918                2,401,095

                                                                                                              -----------
Total Government National Mortgage
Association (Cost $10,003,656)                                                                                 10,016,415


                                                                                          Shares                 Value ($)
Preferred Stocks 0.0%
TNP Enterprises, Inc., 14.5%, Series D, (PIK)
(Cost $244,380)                                                                            1,985                  228,275
                                                                                                              -----------
Convertible Preferred Stocks 0.1%
Hercules Trust II "Unit"
(Cost $266,322)                                                                              420                  336,000
                                                                                                              -----------


Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 1.80% (e)(f)
(Cost $63,352,061)                                                                    63,352,061               63,352,061
                                                                                                              -----------
Cash Equivalents 3.7%
Scudder Cash Management QP Trust, 1.80% (c)
(Cost $32,062,912)                                                                    32,062,912               32,062,912
                                                                                                              -----------

                                                                                            % of
                                                                                      Net Assets                 Value ($)

Total Investment Portfolio  (Cost $926,012,577)                                            107.5              937,143,685
Other Assets and Liabilities, Net                                                           -7.5              -65,366,307
                                                                                                              -----------
Net Assets                                                                                 100.0              871,777,378
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such us the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Bond is insured by one of these companies:

                                                           As a % of Total
Insurance Coverage                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC       AMBAC Assurance Corp.                                    0.6
--------------------------------------------------------------------------------
FGIC        Financial Guaranty Insurance Company                     0.2
--------------------------------------------------------------------------------
FSA         Financial Security Assurance                             0.9
--------------------------------------------------------------------------------
MBIA        Municipal Bond Investors Assurance                       1.3
--------------------------------------------------------------------------------


(c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004 amounted to $63,154,423 which is 7.2% of total net assets.

(e) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK:  Denotes that all or a portion of the income is paid in kind.

As of October 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                 Settlement  Unrealized
                 Contracts to Deliver                                        In Exchange For        Date    Appreciation
--------------------------------------------------------------------------------------------------------------------------
USD                                                               770,000 BRL          2,346,575 1/28/2005         19,494
--------------------------------------------------------------------------------------------------------------------------
BRL                                                             1,154,010 USD            390,000 1/28/2005          1,739
--------------------------------------------------------------------------------------------------------------------------
MXN                                                            19,719,000 USD          1,698,523 1/27/2005         16,189
--------------------------------------------------------------------------------------------------------------------------
MXN                                                           102,442,990 USD          8,745,347  3/9/2005         68,497
--------------------------------------------------------------------------------------------------------------------------
USD                                                               370,000 TRL    597,920,000,000 1/27/2005        227,920
--------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                     333,839
--------------------------------------------------------------------------------------------------------------------------

                                                                                                             Unrealized
                 Contracts to Deliver                                        In Exchange For        Date    Depreciation
--------------------------------------------------------------------------------------------------------------------------
EUR                                                            3,145,000  USD          3,971,443 1/27/2005        -37,634
--------------------------------------------------------------------------------------------------------------------------
EUR                                                           22,228,297  USD         26,751,755 1/14/2005     -1,583,089
--------------------------------------------------------------------------------------------------------------------------
EUR                                                            7,270,224  USD          8,942,375 1/14/2005       -325,121
--------------------------------------------------------------------------------------------------------------------------
TRL                                                      500,631,000,000  USD            322,198 1/27/2005       -178,433
--------------------------------------------------------------------------------------------------------------------------
USD                                                              300,000  UAH          1,680,000 9/15/2005         -3,803
--------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                  -2,128,080
--------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
-------------------------------------------------------------------------------
BRL Brazilian Real
-------------------------------------------------------------------------------
EUR Euro
-------------------------------------------------------------------------------
MXN Mexican Peso
-------------------------------------------------------------------------------
TRL Turkish Lira
-------------------------------------------------------------------------------
UAH Ukraine Hryvnia
-------------------------------------------------------------------------------
UYU Uruguayan Peso
-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Income Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Income Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004